Subsequent Events (Details) - Private Placements [Member]	1 Months Ended
Apr. 30, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Gross proceeds to private placement	$ 500,000
Fees	47,525
Net proceed	452,475
Placement Agent Fees	40,000
Deposit Agent Fees	$ 7,525
Class B Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares) | shares	500,000
Subscribe per share (in Dollars per share) | $ / shares	$ 1
Purchase of common shares (in Shares) | shares	35,000